Cover	Jul. 19, 2026
Cover [Abstract]
Document Type	8-K15D5
Amendment Flag	false
Document Period End Date	Jul. 19, 2026
Current Fiscal Year End Date	--09-30
Entity File Number	333-289957
Entity Registrant Name	Inotiv, Inc.
Entity Central Index Key	0000720154
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2701 KENT AVENUE
Entity Address, City or Town	WEST LAFAYETTE
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	47906-1382
City Area Code	765
Local Phone Number	463-4527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Entity Emerging Growth Company	false